Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 64,135	$ 78,938
Time deposits	35,000	27,440
Accounts receivable	4,461	15,359
Due from Manager	23	558
Inventories	11,733	9,265
Accrued revenue	504	158
Restricted cash PIR RCF COLLATERAL	2,000	0
Prepaid expenses and other current assets	3,427	4,271
Total current assets	121,283	135,989
FIXED ASSETS:
Vessels, net	971,377	944,706
Advances for vessels	2,464	19,294
Total fixed assets	973,841	964,000
OTHER NON CURRENT ASSETS:
Deferred financing costs	0	258
Restricted cash	17,651	13,701
Derivative assets – Long-term	234	0
Accrued revenue - Long-term	375	455
Other non current assets	205	240
Total assets	1,113,589	1,114,643
CURRENT LIABILITIES:
Current portion of long-term debt, net	62,418	64,054
Unearned revenue	4,647	3,040
Trade accounts payable	17,017	12,965
Accrued liabilities	5,132	6,595
Derivative liabilities	0	121
Due to Manager	57	9
Total current liabilities	89,271	86,784
Long-term debt, net	563,030	536,995
Unearned revenue Long-term	1,520	648
Derivative liabilities – Long-term	1,514	0
Other non-current liabilities	759	274
Total liabilities	656,094	624,701
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY - Redeemable non-controlling interest	17,208	17,200
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 104,251,019 and 102,122,399 issued and outstanding at December 31, 2019 and June 30, 2020, respectively	102	104
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,300,000 and 2,297,504 Series C Preferred Shares, 3,200,000 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2019 and June 30, 2020, respectively	55	55
Additional paid in capital	354,224	356,963
Retained earnings	85,906	115,620
Total shareholders’ equity	440,287	472,742
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,113,589	$ 1,114,643